Basis of Presentation and Description of Business	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Description of Business	Basis of Presentation and Description of Business
The consolidated financial statements include Funko, Inc. and its subsidiaries (together with its subsidiaries, the “Company”) and have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). All intercompany balances and transactions have been eliminated.
The Company was formed as a Delaware corporation on April 21, 2017. The Company was formed for the purpose of completing an initial public offering (“IPO”) of its Class A common stock and related transactions in order to carry on the business of Funko Acquisition Holdings, L.L.C. (“FAH, LLC”) and its subsidiaries. FAH, LLC owns 100% of Funko Holdings LLC ("FHL") and FHL owns 100% of Funko, LLC, a limited liability company formed in the state of Washington, which is its operating entity. The Company is a leading pop culture consumer products company that designs, sources, and distributes licensed pop culture products. The Company is headquartered in Everett, Washington.
Funko, Inc. operates and controls all of FAH, LLC’s operations and, through FAH, LLC and its subsidiaries, conducts FAH, LLC’s business, as the sole managing member. Accordingly, the Company consolidates the financial results of FAH, LLC and reports a non-controlling interest in its consolidated financial statements representing the FAH, LLC interests held by certain holders of common units in FAH, LLC (the "Continuing Equity Owners").